Owners' Equity (Changes In Limited Partner Units Outstanding) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Partners' Capital Account, Units, Unit Based Compensation [Roll Forward]
Limited partner units outstanding	225,473,142		224,962,698		213,175,644
Partners' Capital Account, Units, Unit-based Compensation	722,766		505,492		280,634
Other limited partner units issued	4,964	[1]	4,952	[1]	6,420	[1]
Partners' Capital Account, Units, Sale of Units					11,500,000
Limited partner units outstanding	226,200,872		225,473,142		224,962,698
Limited Partners' Capital Account, Right to Receive Distribution in Cash, Period	45 days
Limited Partners' Capital Account, Removal of Magellan GP, LLC, Percentage Vote	100.00%
Limited Partners' Capital Account, Annual Report Available, Period	120 days
Limited Partners' Capital Account, Tax Reporting Information, Period	90 days

[1]	Limited partner units issued to settle the equity-based retainer paid to independent directors of our general partner.